Document and Entity Information	12 Months Ended
Dec. 31, 2018
Document and Entity Information
Entity Registrant Name	Liquidia Technologies Inc
Entity Central Index Key	0001330436
Document Type	S-1
Document Period End Date	Dec. 31, 2018
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true